UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05767

DWS Strategic Municipal Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/28/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2013 (Unaudited)

DWS Strategic Municipal Income Trust
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 137.8%
Arizona 2.0%
Arizona, Project Revenue, Health Facilities Authority, The New Foundation Project, 8.25%, 3/1/2019	1,280,000	1,296,154
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	1,570,000	1,876,621

		3,172,775
California 14.0%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2034	1,000,000	1,195,300
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	1,310,000	1,891,496
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	1,000,000	1,097,710
California, South Bayside Waste Management Authority, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.25%, 9/1/2029	1,425,000	1,648,183
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series 2003-A-1, Prerefunded, 6.75%, 6/1/2039	4,000,000	4,068,000
California, State General Obligation:
5.25%, 4/1/2035	1,230,000	1,446,086
5.5%, 3/1/2040	1,000,000	1,184,350
5.75%, 4/1/2031	1,000,000	1,196,610
6.0%, 4/1/2038	1,000,000	1,208,850
6.5%, 4/1/2033	1,950,000	2,447,679
California, State Public Works Board Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	1,000,000	1,232,330
California, State Public Works Board Lease Revenue, Riverside Campus Project, Series B, 6.125%, 4/1/2028	2,000,000	2,452,880
Sacramento County, CA, Sales & Special Tax Revenue, Bradshaw Road Project, 7.2%, 9/2/2015	420,000	429,240
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	500,000	611,400

		22,110,114
Colorado 0.8%
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	635,000	819,105
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities, Series A, 5.0%, 12/1/2033	440,000	472,842

		1,291,947
Connecticut 2.3%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	2,000,000	2,285,760
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A, 6.5%, 9/1/2031 *	705,000	326,916
Mashantucket, CT, Sports Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe:
Series B, 144A, Zero Coupon, 9/1/2017 *	2,000,000	635,600
Series B, 144A, Zero Coupon, 9/1/2018 *	1,000,000	299,500

		3,547,776
Florida 9.5%
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	485,000	469,698
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	1,000,000	843,300
Florida, Tolomato Community Development District, Special Assessment:
Series A-2, Step-up Coupon, 0% to 5/1/2017, 6.61% to 5/1/2039	50,000	35,936
Series A-3, Step-up Coupon, 0% to 5/1/2019, 6.61 % to 5/1/2040	110,000	63,494
Series A-4, Step-up Coupon, 0% to 5/1/2022, 6.61% to 5/1/2040	55,000	23,371
5.4%, 5/1/2037	1,770,000	1,754,513
Series 1, 6.55%, 5/1/2027 *	15,000	8,120
Series 2, 6.55%, 5/1/2027 *	400,000	183,848
Series 3, 6.55%, 5/1/2027 *	130,000	1
Series A-1, 6.55%, 5/1/2027	170,000	167,302
Florida, Village Community Development District No. 9, Special Assessment Revenue, 5.5%, 5/1/2042	175,000	188,692
Hillsborough County, FL, Industrial Development Authority Revenue, Health Facilities, University Community Hospital, Series A, Prerefunded, 5.625%, 8/15/2029	1,875,000	2,309,044
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	335,000	372,034
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center:
144A, 6.75%, 11/15/2029	1,385,000	1,475,731
144A, Prerefunded, 6.75%, 11/15/2029	215,000	238,078
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2030	165,000	186,810
Series A, AMT, 5.0%, 10/1/2031	30,000	33,808
Series A, 5.5%, 10/1/2041	3,000,000	3,467,790
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2035	1,080,000	1,210,378
Orlando, FL, Greater Aviation Authority, Airport Facilities Revenue, Jet Blue Airways Corp., AMT, 6.5%, 11/15/2036	1,000,000	1,011,980
Tampa-Hillsborough County, FL, Expressway Authority, Series A, 5.0%, 7/1/2037	895,000	1,010,661

		15,054,589
Georgia 6.5%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	1,250,000	1,251,037
Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	375,000	417,893
Atlanta, GA, Tax Allocation, Beltline Project, Series B, 7.375%, 1/1/2031	1,000,000	1,252,570
Atlanta, GA, Water & Wastewater Revenue, Series A, 6.25%, 11/1/2034	2,000,000	2,444,600
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2036	1,000,000	1,156,560
Gainesville & Hall County, GA, Development Authority Retirement Community Revenue, ACTS Retirement Life Community, Series A-2, 6.625%, 11/15/2039	1,000,000	1,152,830
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,220,000	1,469,014
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System, 6.5%, 8/1/2038, INS: AGC	1,000,000	1,158,540

		10,303,044
Guam 2.1%
Guam, Government General Obligation, Series A, 7.0%, 11/15/2039	1,000,000	1,124,290
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 6.0%, 7/1/2025	1,000,000	1,040,590
Guam, Power Authority Revenue, Series A, 5.5%, 10/1/2030	1,000,000	1,132,290

		3,297,170
Hawaii 0.4%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	500,000	587,725
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	305,000	360,678
Illinois 7.4%
Chicago, IL, Airport Revenue, O'Hare International Airport Revenue, Series B, 6.0%, 1/1/2041	2,000,000	2,430,120
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2035	1,000,000	1,117,240
Chicago, IL, Waterworks Revenue, 5.0%, 11/1/2042	590,000	667,508
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg, Series A, 5.625%, 2/15/2037	2,000,000	2,012,100
Illinois, Finance Authority Revenue, Park Place of Elmhurst, Series A, 8.0%, 5/15/2030	1,000,000	1,059,490
Illinois, Finance Authority Revenue, The Admiral at Lake Project, Series A, 8.0%, 5/15/2040	1,000,000	1,193,070
Illinois, Finance Authority Revenue, Three Crowns Park Plaza, Series A, 5.875%, 2/15/2038	1,000,000	1,028,650
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Project, Series A, 5.0%, 6/15/2042	300,000	337,083
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	365,000	437,610
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, 5.0%, 12/1/2030	1,000,000	1,148,430
Illinois, Upper River Valley Development Authority, Solid Waste Disposal Revenue, Waste Recovery Project, AMT, 5.9%, 2/1/2014, GTY: GreenGold Ray Energies, Inc.	170,000	170,787

		11,602,088
Indiana 1.7%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	525,000	619,694
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	1,000,000	1,084,070
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc., 144A, 5.7%, 9/1/2037	1,000,000	1,039,710

		2,743,474
Iowa 1.8%
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	1,000,000	1,066,090
Iowa, State Finance Authority, Wellness Facilities Revenue, Community Marshalltown Project, 0.11% **, 1/1/2031, LOC: Northern Trust Co.	1,700,000	1,700,000

		2,766,090
Kansas 0.2%
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, 7.25%, 5/15/2039	300,000	337,260
Kentucky 4.1%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	2,000,000	2,409,260
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033, INS: AGC	365,000	407,249
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	3,425,000	3,631,904

		6,448,413
Louisiana 3.7%
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	1,000,000	1,135,740
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	1,500,000	1,604,160
Morehouse Parish, LA, Pollution Control Revenue, International Paper Co. Project, Series A, 5.25%, 11/15/2013	3,000,000	3,097,440

		5,837,340
Maine 0.8%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	1,000,000	1,224,780
Maryland 4.1%
Maryland, Economic Development Corp., Pollution Control Revenue, Potomac Electric Power Co., 6.2%, 9/1/2022	1,500,000	1,855,665
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2031	1,000,000	693,130
Series B, 5.25%, 12/1/2031	1,000,000	722,200
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	500,000	618,920
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
5.75%, 1/1/2033	1,000,000	1,094,460
6.0%, 1/1/2028	1,385,000	1,543,458

		6,527,833
Massachusetts 3.9%
Massachusetts, Development Finance Agency, Senior Living Facility Revenue, Groves-Lincoln:
Series A, 7.75%, 6/1/2039	250,000	117,505
Series A, 7.875%, 6/1/2044	250,000	117,505
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	1,715,000	1,715,943
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	1,790,000	1,815,257
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056	505,485	2,689
Series A-2, 5.5%, 11/15/2046	101,629	63,980
Series A-1, 6.25%, 11/15/2039	1,903,948	1,435,101
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center, Series E, 5.0%, 7/15/2037	950,000	961,675

		6,229,655
Michigan 5.9%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	280,000	306,930
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	1,000,000	1,123,400
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community, 5.5%, 5/15/2036	1,000,000	981,910
Kentwood, MI, Economic Development, Limited Obligation, Holland Home, Series A, 5.375%, 11/15/2036	2,000,000	2,031,880
Michigan, State Building Authority Revenue, Facilities Program, Series I-A, 5.5%, 10/15/2045	2,000,000	2,314,200
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	1,000,000	1,276,120
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.75%, 2/15/2023	1,300,000	1,306,396

		9,340,836
Minnesota 0.8%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	1,000,000	1,219,280
Mississippi 1.1%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	250,000	302,055
Mississippi, Business Finance Corp., Pollution Control Revenue, Systems Energy Resources, Inc. Project, 5.875%, 4/1/2022	1,000,000	1,003,280
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	435,000	500,333

		1,805,668
Missouri 1.6%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	2,000,000	2,044,560
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	415,000	496,108

		2,540,668
Nevada 5.9%
Clark County, NV, School District, Series A, 5.0%, 6/15/2022, INS: FGIC, NATL	5,140,000	6,052,093
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	2,000,000	2,134,340
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	1,000,000	1,137,620

		9,324,053
New Hampshire 2.1%
New Hampshire, Hospital & Healthcare Revenue, Rivermead at Peterborough Retirement Community, 5.75%, 7/1/2028	1,500,000	1,501,410
New Hampshire, State Business Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.2%, 5/1/2027	1,750,000	1,866,777

		3,368,187
New Jersey 6.0%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, Prerefunded, 5.75%, 6/15/2034	290,000	310,868
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, 6.625%, 7/1/2038	715,000	827,670
New Jersey, State Economic Development Authority Revenue, School Facilities Construction:
Series NN, 5.0%, 3/1/2030	500,000	584,255
Series NN, 5.0%, 3/1/2031	275,000	319,792
New Jersey, State Economic Development Authority, Continental Airlines, Inc. Project, AMT, 4.875%, 9/15/2019	1,000,000	1,022,750
New Jersey, State Transportation Trust Fund Authority:
Series AA, 5.0%, 6/15/2038	840,000	943,832
Series B, 5.5%, 6/15/2031	1,500,000	1,782,660
New Jersey, Tobacco Settlement Financing Corp., Series 1A, 4.75%, 6/1/2034	4,280,000	3,720,476

		9,512,303
New York 9.7%
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2032	1,000,000	1,153,280
Series E, 5.0%, 11/15/2042	305,000	342,518
New York, State Thruway Authority Revenue, Series I, 5.0%, 1/1/2037	270,000	305,935
New York & New Jersey, Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	680,000	807,799
New York & New Jersey Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2023, INS: FGIC, NATL	8,260,000	9,369,896
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 8.0%, 8/1/2028, GTY: AMR Corp.	2,000,000	2,277,200
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution, Series B, 0.1% **, 6/15/2032, SPA: California State Teacher's Retirement System	1,000,000	1,000,000

		15,256,628
North Carolina 0.8%
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health Systems, Series D, 6.25%, 12/1/2033	1,000,000	1,204,190
Ohio 1.8%
Kent, OH, State University Revenues, General Receipts, Series A, 5.0%, 5/1/2037	1,000,000	1,136,560
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	1,575,000	1,762,472

		2,899,032
Pennsylvania 4.5%
Butler County, PA, Hospital Authority Revenue, Butler Health Systems Project, 7.25%, 7/1/2039	2,000,000	2,467,280
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	600,000	610,104
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series C, 0.1% **, 7/1/2024, LOC: PNC Bank NA	2,500,000	2,500,000
Philadelphia, PA, Redevelopment Authority Revenue, First Lien Mortgage, Series A, 6.5%, 1/1/2029	531,500	532,706
Westmoreland County, PA, Industrial Development Authority Revenue, Retirement Community-Redstone, Series A, 5.875%, 1/1/2032	1,000,000	1,025,630

		7,135,720
Puerto Rico 6.7%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	4,000,000	4,142,560
Puerto Rico, Public Buildings Authority Revenue, Series Q, 5.625%, 7/1/2039	1,000,000	1,025,620
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	1,000,000	1,059,770
Series A, 6.5%, 8/1/2044	2,000,000	2,278,940
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	2,000,000	2,120,020

		10,626,910
South Carolina 0.7%
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	953,000	906,665
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, Series C, Prerefunded, 7.0%, 8/1/2030	170,000	174,917

		1,081,582
Tennessee 1.5%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017	500,000	572,010
5.0%, 12/15/2018	540,000	614,731
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series A, 7.75%, 7/1/2038	1,000,000	1,227,750

		2,414,491
Texas 16.4%
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	2,410,000	1,952,124
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 3.375%, 4/1/2027 (a)	1,960,000	966,554
Austin, TX, Electric Utility System Revenue, 5.0%, 11/15/2040	455,000	523,100
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	1,000,000	1,097,600
Series A-3, AMT, 5.125%, 5/15/2033	1,000,000	1,083,670
Central Texas, Regional Mobility Authority Revenue, Senior Lien, 6.0%, 1/1/2041	545,000	635,666
Dallas-Fort Worth, TX, International Airport Revenue:
Series F, AMT, 5.0%, 11/1/2035	1,000,000	1,091,360
Series D, AMT, 5.0%, 11/1/2038	2,000,000	2,179,700
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., Series E, AMT, 6.75%, 7/1/2029	2,000,000	2,008,680
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	2,250,000	2,379,330
North Texas, Tollway Authority Revenue, Toll Second Tier, Series F, 5.75%, 1/1/2033	2,000,000	2,227,440
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	1,000,000	1,006,740
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Mirador Project, Series A, 8.25%, 11/15/2044	570,000	645,656
Texas, Industrial Development Revenue, Waste Disposal Authority, Series A, AMT, 6.1%, 8/1/2024	1,000,000	1,003,850
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	1,055,000	1,158,896
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	2,000,000	2,343,380
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030	165,000	179,865
5.0%, 12/15/2031	335,000	363,760
5.0%, 12/15/2032	1,000,000	1,081,630
Texas, State Transportation Commission, Turnpike Systems Revenue, Series A, 5.0%, 8/15/2041	1,280,000	1,407,002
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health, 7.125%, 11/1/2040	510,000	607,522

		25,943,525
Virginia 1.8%
Virginia, Route 460 Funding Corp., Toll Road Revenue, Series A, 5.0%, 7/1/2052	1,000,000	1,070,310
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,699,238

		2,769,548
Washington 1.8%
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: Radian	595,000	636,287
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	2,000,000	2,200,880

		2,837,167
Wisconsin 3.2%
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	1,000,000	1,004,810
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, 5.0%, 7/1/2036 (b)	500,000	560,665
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	1,110,000	1,304,694
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	1,765,000	1,961,568
Wisconsin, University Hospitals & Clinics Authority, Series A, 5.0%, 4/1/2038 (b)	145,000	161,630

		4,993,367

Total Municipal Bonds and Notes (Cost $190,556,719)		217,715,906
Municipal Inverse Floating Rate Notes (c) 11.5%
California 3.0%
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (d)	2,121,349	2,447,097
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (d)	1,930,312	2,226,725
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.294%, 11/1/2015, Leverage Factor at purchase date: 2 to 1

		4,673,822
New York 4.0%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (d)	5,535,000	6,393,659
Trust: New York, State Dormitory Authority Revenue, Secondary Issues, Series 1955-2, 144A, 18.034%, 3/15/2015, Leverage Factor at purchase date: 4 to 1
Tennessee 4.5%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (d)	5,918,585	7,111,051
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 18.046%, 1/1/2016, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $15,812,316)		18,178,532

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $206,369,035) †	149.3	235,894,438
MTPS, at Liquidation Value	(38.3)	(60,475,000)
Other Assets and Liabilities, Net	(5.0)	(7,928,347)
ARPS, at Liquidation Value	(6.0)	(9.525,000)

Net Assets Applicable to Common Shareholders	100.0	157,966,091

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A (a)	3.375%	4/1/2027	1,960,000	1,960,000	966,554
Florida, Tolomato Community Development District, Special Assessment, Series 1 *	6.55%	5/1/2027	15,000	6,240	8,120
Florida, Tolomato Community Development District, Special Assessment, Series 2 *	6.55%	5/1/2027	400,000	141,280	183,848
Florida, Tolomato Community Development District, Special Assessment, Series 3 *	6.55%	5/1/2027	130,000	1	1
Mashantucket, CT, Sports Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A *	Zero Coupon	9/1/2017	2,000,000	1,417,501	635,600
Mashantucket, CT, Sports Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A *	Zero Coupon	9/1/2018	1,000,000	667,388	299,500
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A *	6.5%	9/1/2031	705,000	733,004	326,916
				4,925,414	2,420,539

* Non-income producing security.
**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of February 28, 2013.

†
The cost for federal income tax purposes was $194,715,533.  At February 28, 2013, net unrealized appreciation for all securities based on tax cost was $30,563,866.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $34,332,307 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,768,441.

(a) Partial interest paying security. The rate shown represents 50% of the original coupon rate.
(b) When-issued security.
(c) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(d) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(e)	$—	$235,894,438	$—	$235,894,438
Total	$—	$235,894,438	$—	$235,894,438

There have been no transfers between fair value measurement levels during the period ended February 28, 2013.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Municipal Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 19, 2013